Impairment test on Property, plant and equipment	12 Months Ended
Dec. 31, 2020
Disclosure of impairment of assets [Abstract]
Disclosure of impairment of assets [text block]

Note 37     Impairment test on Property, plant and equipment

During 2020, there was a steep decline in crude oil prices due to COVID-19 and other factors impacting global supply and demand as described in Note 1.1. Management considered this to be an impairment indicator and the Group carried out an impairment review of its oil and gas asset cash-generating units (CGUs), except for the Llanos 34 Block.

The Management of the Group considers as CGU each of the blocks or group of blocks in which the Group has working or economic interests. The blocks with no material investment on fixed assets or with operations that are not linked to oil prices were not subject to the impairment test.

The main assumptions taken into account for the impairment tests for the blocks below mentioned were:

-

The future oil prices have been calculated taking into consideration the oil price curves available in the market, provided by international advisory companies, and weighted through internal estimations in accordance with price curves used by D&M. They have been revised to reflect the lower, post-COVID-19 prices and revised views of oil prices in the longer term.

-	Three oil price scenarios were projected and weighted in order to minimize misleading estimations: low-price, middle-price and high-price (see below table “Oil price scenarios”).
-

The table “Oil price scenarios” was based on Brent future price estimations; the Group adjusted this market price on its model valuation to reflect the effective price applicable in each location (see Note 3 “Price risk”).

-	The model valuation was based on the expected cash flow approach.
-	The revenues were calculated linking price curves with levels of production according to certified reserves (see below table “Oil price scenarios”).
-	The levels of production have been linked to certified risked P1, P2 and P3 reserves case by case (see Note 4).
-	Production and structure costs were estimated considering internal historical data according to GeoPark’s own records and aligned to the 2021 approved budget.
-	The capital expenditures were estimated considering the drilling campaign necessary to develop the certified reserves.
-	The assets subject to impairment test are the ones classified as Oil and Gas properties and Production facilities and machinery.
-	The carrying amount subject to impairment test includes mineral interest, if any.
-	The income tax charges have considered future changes in the applicable income tax rates (see Note 16).

Table Oil price scenarios (a):

	Amounts in US$ per Bbl.
				Weighted market price
				used for the
Year	Low price (15%)	Middle price (60%)	High price (25%)	impairment test
2021	45.1	50.1	55.1	50.6
2022	48.8	54.3	59.7	54.8
2023	50.9	56.6	62.2	57.1
2024	52.9	58.8	64.6	59.3
Over 2025	53.9	59.9	65.9	60.5
(a)	The percentages indicated between brackets represent the Group estimation regarding each price scenario

As a consequence of the evaluation, the following amounts of impairment loss were (recognized) reversed:

Amounts in US$‘000	2020	2019	2018
Colombia (a)	—	—	11,531
Chile (b)	(81,967)	—	(6,549)
Brazil (c)	(1,717)	—	—
Argentina (d)	(16,205)	(7,559)	—
Peru (e)	(33,975)	—	—
	(133,864)	(7,559)	4,982
(a)

Reversal of previously recognized impairment losses due to increases in estimated market prices and improvements in cost structure, and also the known fair value less costs of disposal of the La Cuerva and Yamu Blocks (see Note 36.2.1).

(b)

Recognition of impairment loss in the Fell Block in 2020 due to the commercial viability has been decreased significantly as a consequence of the lower crude prices relative to its high cash costs of production and in the TdF’s blocks in 2018 due to the termination of the sales agreement with no expected renovation.

(c)	Recognition of impairment loss in the REC-T-128 Block due to the fair value less cost to sale determined in the context of the farm-out process described in Note 36.3.2.
(d)

Recognition of impairment loss in the Aguada Baguales and El Porvenir Blocks in 2020 due to the commercial viability has been decreased significantly as a consequence of the lower crude prices relative to its high cash costs of production, which also led to reduced estimates of the quantities of hydrocarbons recoverable, and in the CN-V Block in 2019 for the total amount capitalized in the block due to a negative revision of reserves.

(e)	Recognition of impairment loss in the Morona Block due to the situation described in Note 36.5.1.

Sensitivity to changes in assumptions.

With regard to the assessment of value in use for the identified CGUs subject to impairment indicators, Management believes that there are no reasonably possible changes in any of the above key assumptions that would cause the carrying value of the CGUs to materially exceed its recoverable amount.